Other Non-Current Asset	12 Months Ended
Dec. 31, 2019
Other Non-current Assets
Other Non-current Assets

9.    Other Non-current Assets

Equity method investments are included in other non-current assets on the Company's consolidated balance sheets. Equity method investments consist of the Company's investments as a limited partner in certain limited partnership funds, including funds set up by the Company's related parties, to make strategic investments. As of December 31, 2018, The Company made advances in total of RMB182,667 to set up the funds. As of December 31, 2019, the carrying amount for the investments was RMB433,649 (US$62,290). No equity method investments were considered, individually or in aggregate, material as of December 31, 2019. During the year ended December 31, 2019, the Group shared the profits or losses of the equity investees and recognized RMB28,676 (US$4,119) in share of results of equity investees in the consolidated statements of comprehensive loss. There was no impairment on these investments during the year ended December 31, 2019.